RISK MANAGEMENT AND FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2016
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

24.   RISK MANAGEMENT AND FINANCIAL INSTRUMENTS

MARKET RISK

The Company’s earnings, cash flows and OCI are subject to movements in foreign exchange rates, interest rates, commodity prices and the Company’s share price (collectively, market risk). Formal risk management policies, processes and systems have been designed to mitigate these risks.

The following summarizes the types of market risks to which the Company is exposed and the risk management instruments used to mitigate them. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage the risks noted below.

Foreign Exchange Risk

The Company generates certain revenues, incurs expenses, and holds a number of investments and subsidiaries that are denominated in currencies other than Canadian dollars. As a result, the Company’s earnings, cash flows and OCI are exposed to fluctuations resulting from foreign exchange rate variability.

The Company has implemented a policy whereby, at a minimum, it hedges a level of foreign currency denominated earnings exposures over a five year forecast horizon. A combination of qualifying and non-qualifying derivative instruments is used to hedge anticipated foreign currency denominated revenues and expenses, and to manage variability in cash flows. The Company hedges certain net investments in United States dollar denominated investments and subsidiaries using foreign currency derivatives and United States dollar denominated debt.

Interest Rate Risk

The Company’s earnings and cash flows are exposed to short term interest rate variability due to the regular repricing of its variable rate debt, primarily commercial paper. Pay fixed-receive floating interest rate swaps and options are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate the impact of short-term interest rate volatility on interest expense via execution of floating to fixed interest rate swaps with an average swap rate of 2.4%.

The Company’s earnings and cash flows are also exposed to variability in longer term interest rates ahead of anticipated fixed rate debt issuances. Forward starting interest rate swaps are used to hedge against the effect of future interest rate movements. The Company has implemented a program to significantly mitigate its exposure to long-term interest rate variability on select forecast term debt issuances via execution of floating to fixed interest rate swaps with an average swap rate of 3.7%.

The Company also monitors its debt portfolio mix of fixed and variable rate debt instruments to maintain a consolidated portfolio of debt within its Board of Directors approved policy limit of a maximum of 25% floating rate debt as a percentage of total debt outstanding. The Company primarily uses qualifying derivative instruments to manage interest rate risk.

Commodity Price Risk

The Company’s earnings and cash flows are exposed to changes in commodity prices as a result of its ownership interests in certain assets and investments, as well as through the activities of its energy services subsidiaries. These commodities include natural gas, crude oil, power and NGL. The Company employs financial derivative instruments to fix a portion of the variable price exposures that arise from physical transactions involving these commodities. The Company uses primarily non-qualifying derivative instruments to manage commodity price risk.

Equity Price Risk

Equity price risk is the risk of earnings fluctuations due to changes in the Company’s share price. The Company has exposure to its own common share price through the issuance of various forms of stock-based compensation, which affect earnings through revaluation of the outstanding units every period. The Company uses equity derivatives to manage the earnings volatility derived from one form of stock-based compensation, RSU. The Company uses a combination of qualifying and non-qualifying derivative instruments to manage equity price risk.

TOTAL DERIVATIVE INSTRUMENTS

The following table summarizes the Consolidated Statements of Financial Position location and carrying value of the Company’s derivative instruments. The Company did not have any outstanding fair value hedges as at December 31, 2016 or 2015.

The Company generally has a policy of entering into individual International Swaps and Derivatives Association, Inc. (ISDA) agreements, or other similar derivative agreements, with the majority of its derivative counterparties. These agreements provide for the net settlement of derivative instruments outstanding with specific counterparties in the event of bankruptcy or other significant credit event, and would reduce the Company’s credit risk exposure on derivative asset positions outstanding with the counterparties in these particular circumstances. The following table also summarizes the maximum potential settlement amount in the event of these specific circumstances. All amounts are presented gross in the Consolidated Statements of Financial Position.

	Derivative	Derivative
	Instruments	Instruments	Non-	Total Gross
	Used as	Used as Net	Qualifying	Derivative	Amounts	Total Net
	Cash Flow	Investment	Derivative	Instruments	Available	Derivative
December 31, 2016	Hedges	Hedges	Instruments	as Presented	for Offset	Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	101	3	5	109	(103)	6
Interest rate contracts	3	-	-	3	(3)	-
Commodity contracts	9	-	232	241	(125)	116

	113	3	237	353	(231)	122

Deferred amounts and other assets (Note 13)
Foreign exchange contracts	1	3	69	73	(72)	1
Interest rate contracts	8	-	-	8	(6)	2
Commodity contracts	7	-	61	68	(22)	46
Other contracts	1	-	1	2	-	2

	17	3	131	151	(100)	51

Accounts payable and other (Note 16)
Foreign exchange contracts	-	(268)	(727)	(995)	103	(892)
Interest rate contracts	(452)	-	(131)	(583)	3	(580)
Commodity contracts	-	-	(359)	(359)	125	(234)
Other contracts	(1)	-	(3)	(4)	-	(4)

	(453)	(268)	(1,220)	(1,941)	231	(1,710)

Other long-term liabilities (Note 18)
Foreign exchange contracts	-	(68)	(1,961)	(2,029)	72	(1,957)
Interest rate contracts	(268)	-	(205)	(473)	6	(467)
Commodity contracts	-	-	(211)	(211)	22	(189)

	(268)	(68)	(2,377)	(2,713)	100	(2,613)

Total net derivative asset/(liability)
Foreign exchange contracts	102	(330)	(2,614)	(2,842)	-	(2,842)
Interest rate contracts	(709)	-	(336)	(1,045)	-	(1,045)
Commodity contracts	16	-	(277)	(261)	-	(261)
Other contracts	-	-	(2)	(2)	-	(2)

	(591)	(330)	(3,229)	(4,150)	-	(4,150)

	Derivative	Derivative
	Instruments	Instruments	Non-	Total Gross
	Used as	Used as Net	Qualifying	Derivative	Amounts		Total Net
	Cash Flow	Investment	Derivative	Instruments	Available		Derivative
December 31, 2015	Hedges	Hedges	Instruments	as Presented	for Offset		Instruments
(millions of Canadian dollars)
Accounts receivable and other (Note 7)
Foreign exchange contracts	6	2	2	10	(3)		7
Interest rate contracts	2	-	-	2	(2)		-
Commodity contracts	7	-	772	779	(211)		568

	15	2	774	791	(216)		575

Deferred amounts and other assets (Note 13)
Foreign exchange contracts	114	4	10	128	(127)		1
Interest rate contracts	18	-	-	18	(14)		4
Commodity contracts	7	-	220	227	(77)		150

	139	4	230	373	(218)		155

Accounts payable and other (Note 16)
Foreign exchange contracts	(1)	(106)	(765)	(872)	3		(869)
Interest rate contracts	(379)	-	(185)	(564)	2		(562)
Commodity contracts	-	-	(501)	(501)	194		(307)
Other contracts	(2)	-	(6)	(8)	-		(8)

	(382)	(106)	(1,457)	(1,945)	199		(1,746)

Other long-term liabilities (Note 18)
Foreign exchange contracts	-	(252)	(2,796)	(3,048)	127		(2,921)
Interest rate contracts	(405)	-	(224)	(629)	14		(615)
Commodity contracts	-	-	(260)	(260)	77		(183)
Other contracts	(8)	-	(5)	(13)	-		(13)

	(413)	(252)	(3,285)	(3,950)	218		(3,732)

Total net derivative asset/(liability)
Foreign exchange contracts	119	(352)	(3,549)	(3,782)	-		(3,782)
Interest rate contracts	(764)	-	(409)	(1,173)	-		(1,173)
Commodity contracts	14	-	231	245	(17	)1	228
Other contracts	(10)	-	(11)	(21)	-		(21)

	(641)	(352)	(3,738)	(4,731)	(17)		(4,748)

1	Amount available for offset includes $17 million of cash collateral.

The following table summarizes the maturity and notional principal or quantity outstanding related to the Company’s derivative instruments.

December 31, 2016	2017	2018	2019	2020	2021	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	991	2	2	2	-	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	4,369	2,768	2,943	2,722	566	223
Foreign exchange contracts - GBP forwards - purchase (millions of GBP)	91	6	-	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	89	25	27	144
Foreign exchange contracts - Japanese yen forwards - purchase (millions of yen)	-	-	32,662	-	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	6,713	5,161	1,581	153	100	300
Interest rate contracts - long-term debt (millions of Canadian dollars)	3,998	2,743	768	-	-	-
Equity contracts (millions of Canadian dollars)	48	40	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(93)	(42)	(17)	(9)	-	-
Commodity contracts - crude oil (millions of barrels)	(11)	(9)	-	-	-	-
Commodity contracts - NGL (millions of barrels)	(8)	(6)	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	40	30	31	35	(3)	(43)

December 31, 2015	2016	2017	2018	2019	2020	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	172	413	2	2	2	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	3,059	3,213	3,133	2,630	2,303	787
Foreign exchange contracts - GBP forwards - purchase (millions of GBP)	70	77	6	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	-	89	25	144
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	8,382	7,604	4,536	1,574	156	406
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,291	3,371	1,960	773	-	-
Equity contracts (millions of Canadian dollars)	51	48	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(126)	(209)	(17)	2	1	-
Commodity contracts - crude oil (millions of barrels)	(6)	(17)	(9)	-	-	-
Commodity contracts - NGL (millions of barrels)	(5)	1	-	-	-	-
Commodity contracts - power (megawatt hours)	40	40	30	31	35	(35)

The Effect of Derivative Instruments on the Consolidated Statements of Earnings and Comprehensive Income

The following table presents the effect of cash flow hedges and net investment hedges on the Company’s consolidated earnings and consolidated comprehensive income, before the effect of income taxes.

	2016	2015	2014
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	(19)	77	8
Interest rate contracts	(90)	(275)	(1,086)
Commodity contracts	14	9	50
Other contracts	39	(47)	13
Net investment hedges

Foreign exchange contracts	22	(248)	(113)

	(34)	(484)	(1,128)

Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts1	2	9	8
Interest rate contracts2	145	128	101
Commodity contracts3	(12)	(46)	4

Other contracts4	(29)	28	(7)

	106	119	106

De-designation of qualifying hedges in connection with the Canadian Restructuring Plan
Interest rate contracts 2	-	338	-

	-	338	-

Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)

Interest rate contracts2	61	21	216

Commodity contracts3	-	5	(6)

	61	26	210

1	Reported within Transportation and other services revenues and Other income/(expense) in the Consolidated Statements of Earnings.
2	Reported within Interest expense in the Consolidated Statements of Earnings.
3	Reported within Transportation and other services revenues, Commodity sales revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

The Company estimates that a gain of $23 million of AOCI related to cash flow hedges will be reclassified to earnings in the next 12 months. Actual amounts reclassified to earnings depend on the foreign exchange rates, interest rates and commodity prices in effect when derivative contracts that are currently outstanding mature. For all forecasted transactions, the maximum term over which the Company is hedging exposures to the variability of cash flows is 36 months as at December 31, 2016.

Non-Qualifying Derivatives

The following table presents the unrealized gains and losses associated with changes in the fair value of the Company’s non-qualifying derivatives.

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Foreign exchange contracts1	935	(2,187)	(936)
Interest rate contracts2	73	(363)	4
Commodity contracts3	(508)	199	1,031
Other contracts4	9	(22)	7

Total unrealized derivative fair value gain/(loss), net	509	(2,373)	106

1

Reported within Transportation and other services revenues (2016 - $497 million gain; 2015 - $1,383 million loss; 2014 - $496 million loss) and Other income/(expense) (2016 - $438 million gain; 2015 - $804 million loss; 2014 - $440 million loss) in the Consolidated Statements of Earnings.

2	Reported as an (increase)/decrease within Interest expense in the Consolidated Statements of Earnings.
3

Reported within Transportation and other services revenues (2016 - $52 million loss; 2015 - $328 million gain; 2014 - $741 million gain), Commodity sales (2016 - $474 million loss; 2015 - $226 million loss; 2014 - nil), Commodity costs (2016 - $38 million gain; 2015 - $99 million gain; 2014 - $303 million gain) and Operating and administrative expense (2016 - $20 million loss; 2015 - $2 million loss; 2014 - $13 million loss) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

LIQUIDITY RISK

Liquidity risk is the risk that the Company will not be able to meet its financial obligations, including commitments and guarantees, as they become due. In order to mitigate this risk, the Company forecasts cash requirements over a 12 month rolling time period to determine whether sufficient funds will be available and maintains substantial capacity under its committed bank lines of credit to address any contingencies. The Company’s primary sources of liquidity and capital resources are funds generated from operations, the issuance of commercial paper and draws under committed credit facilities and long-term debt, which includes debentures and medium-term notes. The Company also maintains current shelf prospectuses with securities regulators, which enables, subject to market conditions, ready access to either the Canadian or United States public capital markets. In addition, the Company maintains sufficient liquidity through committed credit facilities with a diversified group of banks and institutions which, if necessary, enables the Company to fund all anticipated requirements for approximately one year without accessing the capital markets. The Company is in compliance with all the terms and conditions of its committed credit facilities as at December 31, 2016. As a result, all credit facilities are available to the Company and the banks are obligated to fund and have been funding the Company under the terms of the facilities.

CREDIT RISK

Entering into derivative financial instruments may result in exposure to credit risk. Credit risk arises from the possibility that a counterparty will default on its contractual obligations. In order to mitigate this risk, the Company enters into risk management transactions primarily with institutions that possess investment grade credit ratings. Credit risk relating to derivative counterparties is mitigated by credit exposure limits and contractual requirements, netting arrangements, and ongoing monitoring of counterparty credit exposure using external credit rating services and other analytical tools.

The Company had group credit concentrations and maximum credit exposure, with respect to derivative instruments, in the following counterparty segments:

December 31,	2016	2015
(millions of Canadian dollars)
Canadian financial institutions	39	47
United States financial institutions	179	450
European financial institutions	106	95
Asian financial institutions	1	4
Other1	162	213

	487	809

1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

As at December 31, 2016, the Company had provided letters of credit totalling $160 million in lieu of providing cash collateral to its counterparties pursuant to the terms of the relevant ISDA agreements. The Company held no cash collateral on derivative asset exposures at December 31, 2016 and $17 million of cash collateral at December 31, 2015.

Gross derivative balances have been presented without the effects of collateral posted. Derivative assets are adjusted for non-performance risk of the Company’s counterparties using their credit default swap spread rates, and are reflected at fair value. For derivative liabilities, the Company’s non-performance risk is considered in the valuation.

Credit risk also arises from trade and other long-term receivables, and is mitigated through credit exposure limits and contractual requirements, assessment of credit ratings and netting arrangements. Within Gas Distribution, credit risk is mitigated by the large and diversified customer base and the ability to recover an estimate for doubtful accounts through the ratemaking process. The Company actively monitors the financial strength of large industrial customers and, in select cases, has obtained additional security to minimize the risk of default on receivables. Generally, the Company classifies and provides for receivables older than 30 days as past due. The maximum exposure to credit risk related to non-derivative financial assets is their carrying value.

FAIR VALUE MEASUREMENTS

The Company’s financial assets and liabilities measured at fair value on a recurring basis include derivative instruments. The Company also discloses the fair value of other financial instruments not measured at fair value. The fair value of financial instruments reflects the Company’s best estimates of market value based on generally accepted valuation techniques or models and are supported by observable market prices and rates. When such values are not available, the Company uses discounted cash flow analysis from applicable yield curves based on observable market inputs to estimate fair value.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company categorizes its derivative instruments measured at fair value into one of three different levels depending on the observability of the inputs employed in the measurement.

Level 1

Level 1 includes derivatives measured at fair value based on unadjusted quoted prices for identical assets and liabilities in active markets that are accessible at the measurement date. An active market for a derivative is considered to be a market where transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The Company’s Level 1 instruments consist primarily of exchange-traded derivatives used to mitigate the risk of crude oil price fluctuations.

Level 2

Level 2 includes derivative valuations determined using directly or indirectly observable inputs other than quoted prices included within Level 1. Derivatives in this category are valued using models or other industry standard valuation techniques derived from observable market data. Such valuation techniques include inputs such as quoted forward prices, time value, volatility factors and broker quotes that can be observed or corroborated in the market for the entire duration of the derivative. Derivatives valued using Level 2 inputs include non-exchange traded derivatives such as over-the-counter foreign exchange forward and cross currency swap contracts, interest rate swaps, physical forward commodity contracts, as well as commodity swaps and options for which observable inputs can be obtained.

The Company has also categorized the fair value of its held to maturity preferred share investment and long-term debt as Level 2. The fair value of the Company’s held to maturity preferred share investment is primarily based on the yield of certain Government of Canada bonds. The fair value of the Company’s long-term debt is based on quoted market prices for instruments of similar yield, credit risk and tenor.

Level 3

Level 3 includes derivative valuations based on inputs which are less observable, unavailable or where the observable data does not support a significant portion of the derivatives’ fair value. Generally, Level 3 derivatives are longer dated transactions, occur in less active markets, occur at locations where pricing information is not available or have no binding broker quote to support Level 2 classification. The Company has developed methodologies, benchmarked against industry standards, to determine fair value for these derivatives based on extrapolation of observable future prices and rates. Derivatives valued using Level 3 inputs primarily include long-dated derivative power contracts and NGL and natural gas contracts, basis swaps, commodity swaps, power and energy swaps, as well as options. The Company does not have any other financial instruments categorized in Level 3.

The Company uses the most observable inputs available to estimate the fair value of its derivatives. When possible, the Company estimates the fair value of its derivatives based on quoted market prices. If quoted market prices are not available, the Company uses estimates from third party brokers. For non-exchange traded derivatives classified in Levels 2 and 3, the Company uses standard valuation techniques to calculate the estimated fair value. These methods include discounted cash flows for forwards and swaps and Black-Scholes-Merton pricing models for options. Depending on the type of derivative and nature of the underlying risk, the Company uses observable market prices (interest, foreign exchange, commodity and share price) and volatility as primary inputs to these valuation techniques. Finally, the Company considers its own credit default swap spread as well as the credit default swap spreads associated with its counterparties in its estimation of fair value.

Fair Value of Derivatives

The Company has categorized its derivative assets and liabilities measured at fair value as follows:

				Total Gross
				Derivative
December 31, 2016	Level 1	Level 2	Level 3	Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	109	-	109
Interest rate contracts	-	3	-	3
Commodity contracts	2	86	153	241

	2	198	153	353

Long-term derivative assets
Foreign exchange contracts	-	73	-	73
Interest rate contracts	-	8	-	8
Commodity contracts	-	43	25	68
Other contracts	-	2	-	2

	-	126	25	151

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(995)	-	(995)
Interest rate contracts	-	(583)	-	(583)
Commodity contracts	(12)	(75)	(272)	(359)
Other contracts	-	(4)	-	(4)

	(12)	(1,657)	(272)	(1,941)

Long-term derivative liabilities
Foreign exchange contracts	-	(2,029)	-	(2,029)
Interest rate contracts	-	(473)	-	(473)
Commodity contracts	-	(10)	(201)	(211)

	-	(2,512)	(201)	(2,713)

Total net financial asset/(liability)
Foreign exchange contracts	-	(2,842)	-	(2,842)
Interest rate contracts	-	(1,045)	-	(1,045)
Commodity contracts	(10)	44	(295)	(261)
Other contracts	-	(2)	-	(2)

	(10)	(3,845)	(295)	(4,150)

				Total Gross
				Derivative
December 31, 2015	Level 1	Level 2	Level 3	Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	10	-	10
Interest rate contracts	-	2	-	2
Commodity contracts	14	210	555	779

	14	222	555	791

Long-term derivative assets
Foreign exchange contracts	-	128	-	128
Interest rate contracts	-	18	-	18
Commodity contracts	-	121	106	227

	-	267	106	373

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(872)	-	(872)
Interest rate contracts	-	(564)	-	(564)
Commodity contracts	(3)	(130)	(368)	(501)
Other contracts	-	(8)	-	(8)

	(3)	(1,574)	(368)	(1,945)

Long-term derivative liabilities
Foreign exchange contracts	-	(3,048)	-	(3,048)
Interest rate contracts	-	(629)	-	(629)
Commodity contracts	-	(21)	(239)	(260)
Other contracts	-	(13)	-	(13)

	-	(3,711)	(239)	(3,950)

Total net financial asset/(liability)
Foreign exchange contracts	-	(3,782)	-	(3,782)
Interest rate contracts	-	(1,173)	-	(1,173)
Commodity contracts	11	180	54	245
Other contracts	-	(21)	-	(21)

	11	(4,796)	54	(4,731)

The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments were as follows:

		Unobservable	Minimum	Maximum	Weighted
December 31, 2016	Fair Value	Input	Price/Volatility	Price/Volatility	Average Price/Volatility
(fair value in millions of Canadian dollars)
Commodity contracts - financial1
Natural gas	30	Forward gas price	3.65	5.62	4.77	$/mmbtu3
NGL	1	Forward NGL price	0.37	1.66	1.14	$/gallon
Power	(159)	Forward power price	26.00	78.70	48.32	$/MWH
Commodity contracts - physical1
Natural gas	(72)	Forward gas price	2.10	11.05	4.24	$/mmbtu3
Crude	(91)	Forward crude price	40.97	78.94	68.58	$/barrel
NGL	4	Forward NGL price	0.37	1.75	1.06	$/gallon
Commodity options2
Crude	4	Option volatility	22%	33%	25%
NGL	(13)	Option volatility	32%	103%	57%
Power	1	Option volatility	22%	51%	23%

	(295)

1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

If adjusted, the significant unobservable inputs disclosed in the table above would have a direct impact on the fair value of the Company’s Level 3 derivative instruments. The significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments include forward commodity prices and, for option contracts, price volatility. Changes in forward commodity prices could result in significantly different fair values for the Company’s Level 3 derivatives. Changes in price volatility would change the value of the option contracts. Generally speaking, a change in the estimate of forward commodity prices is unrelated to a change in the estimate of price volatility.

Changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy were as follows:

Year ended December 31,	2016	2015
(millions of Canadian dollars)
Level 3 net derivative asset at beginning of period	54	149
Total loss
Included in earnings1	(113)	136
Included in OCI	3	(1)
Settlements	(239)	(230)

Level 3 net derivative liability at end of period	(295)	54

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.

The Company’s policy is to recognize transfers as of the last day of the reporting period. There were no transfers between levels as at December 31, 2016 or 2015.

FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

The Company recognizes equity investments in other entities not categorized as held to maturity at fair value, with changes in fair value recorded in OCI, unless actively quoted prices are not available for fair value measurement in which case these investments are recorded at cost. The carrying value of all equity investments recognized at cost totalled $110 million as at December 31, 2016 (2015 - $126 million).

The Company has a held to maturity preferred share investment carried at its amortized cost of $355 million as at December 31, 2016  (2015 - $359 million). These preferred shares are entitled to a cumulative preferred dividend based on the yield of 10-year Government of Canada bonds plus a margin of 4.38%. As at December 31, 2016, the fair value of this preferred share investment approximates its face value of $580 million (2015 - $580 million).

As at December 31, 2016, the Company’s long-term debt had a carrying value of $40,761 million (2015 - $41,530 million) before debt issuance cost and a fair value of $43,910 million (2015 - $41,045 million).

NET INVESTMENT HEDGES

The Company has designated a portion of its United States dollar denominated debt, as well as a portfolio of foreign exchange forward contracts, as a hedge of its net investment in United States dollar denominated investments and subsidiaries.

During the year ended December 31, 2016, the Company recognized an unrealized foreign exchange gain on the translation of United States dollar denominated debt of $121 million (2015 - unrealized loss of $631 million) and an unrealized gain on the change in fair value of its outstanding foreign exchange forward contracts of $21 million (2015 - unrealized loss of $250 million) in OCI. The Company recognized a realized gain of $3 million (2015 - realized gain of $4 million) in OCI associated with the settlement of foreign exchange forward contracts and also recognized a realized gain of $26 million (2015 - realized loss of $75 million) in OCI associated with the settlement of United States dollar denominated debt that had matured during the period. There was no ineffectiveness during the year ended December 31, 2016  (2015 - nil).